PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES
PREPAID EXPENSES, ACCOUNTS AND OTHER RECEIVABLES
Category	December 31, 2021	December 31, 2020
Current
GST and HST receivables	$564	$593
Investment sale proceeds receivable	-	1,715
Other receivables	40	38
Prepaid expenses	405	354
Total prepaids expenses, current accounts and other receivables	$1,009	$2,700